SMA Relationship Trust	Prospectus Supplement

SMA Relationship Trust
Series G

Prospectus Supplement

August 22, 2016

Dear Investor,

The purpose of this supplement is to update the Prospectus with respect to the Series G series of shares (the “Fund”) of SMA Relationship Trust dated April 29, 2016, as supplemented, as follows:

Effective July 22, 2016, Nicolas Irish ceased serving as a portfolio manager for the Fund and the remaining portfolio manager for the Fund, Charles Burbeck, assumed Mr. Irish’s portfolio management responsibilities for the Fund.

Therefore, effective as of July 22, 2016, all references to Mr. Irish in the Prospectus were deleted in their entirety.

Effective September 1, 2016, Scott Wilkin will be added as the lead portfolio manager for the Fund and Mr. Burbeck will become the deputy portfolio manager for the Fund.

Therefore, effective September 1, 2016, the information under the heading “Series G-Fund summary” and the sub-heading “Portfolio managers” on page 15 of the Prospectus is deleted in its entirety and replaced by the following:

•	Scott Wilkin, portfolio manager of the Fund since September 2016.
•	Charles Burbeck, portfolio manager of the Fund since 2014.

Additionally, effective September 1, 2016, the paragraphs under the heading “Additional information” and the sub-headings “Management-Portfolio management-Series G” on pages 73-74 of the Prospectus are deleted in their entirety and replaced by the following:

Series G
Scott Wilkin is the lead portfolio manager for the Fund and Charles Burbeck is the deputy portfolio manager for the Fund.  Mr. Wilkin, as the lead portfolio manager for the Fund, is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Burbeck, as the deputy portfolio manager for the Fund, assists the lead portfolio manager in the day-to-day management of the Fund’s portfolio. Messrs. Wilkin and Burbeck have access to analysts who are responsible for researching, projecting cash flow and providing a basis for determining which securities are selected for the Fund's portfolio. Messrs. Wilkin and Burbeck work closely with the analysts to decide how to structure the Fund. Information about Messrs. Wilkin and Burbeck is provided below.

Scott Wilkin is Head of Global Equities and a Managing Director at UBS AM. Mr. Wilkin joined UBS AM in 2003 and previously was lead portfolio manager of Global Healthcare and UBS Healthcare Long/Short strategies. Prior to joining UBS AM, Mr. Wilkin was a managing director at SG Cowen. Mr. Wilkin also held positions in various business development, strategic planning, and market research roles in the specialty pharmaceutical and diagnostics industries. Mr. Wilkin has been a portfolio manager of the Fund since September 2016.

Charles Burbeck is a Managing Director at UBS AM. Mr. Burbeck has been at UBS AM since January 2013. Previously, Mr. Burbeck was Head of Global Equities at Barclays Investment and Wealth Management from 2011 and Head of Global Equities at HSBC Global Asset Management from 2005. Mr. Burbeck also spent 12 years comanaging integrated global equity products at Schroders. Mr. Burbeck is a regular member of the CFA Society of the UK. Mr. Burbeck has been a portfolio manager of the Fund since 2014.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-833

SMA Relationship Trust
Series G

Supplement to the Statement of Additional Information

August 22, 2016

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) with respect to the Series G series of shares (the “Fund”) of SMA Relationship Trust dated April 29, 2016, as supplemented, as follows:

Effective July 22, 2016, Nicolas Irish ceased serving as a portfolio manager for the Fund and the remaining portfolio manager for the Fund, Charles Burbeck, assumed Mr. Irish’s portfolio management responsibilities for the Fund.

Therefore, effective as of July 22, 2016, all references to Mr. Irish in the SAI were deleted in their entirety.

Effective September 1, 2016, Scott Wilkin will be added as the lead portfolio manager for the Fund and Mr. Burbeck will become the deputy portfolio manager for the Fund.

Therefore, effective September 1, 2016, the following information is added on page 69 of the SAI under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Scott Wilkin# (Series G)	2	$191	14	$4,416	19	$2,169

#     Mr. Wilkin became a portfolio manager of the Series G on September 1, 2016. Information for Mr. Wilkin is as of June 30, 2016.

In addition, effective September 1, 2016, on page 73 of the SAI, the following information is added under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”:

Portfolio Manager/Fund	Range of shares owned
Scott Wilkin# Series G	None

#      Mr. Wilkin became a portfolio manager of Series G on September 1, 2016. Information for Mr. Wilkin is as of June 30, 2016.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS- 837